Investment (China Lodging Group, Limited "Hanting") (Details)					12 Months Ended							1 Months Ended					1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] CNY	Mar. 31, 2010 Hanting [Member] USD ($)	Mar. 31, 2010 Hanting [Member] CNY	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] USD ($)	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] Private placement [Member]	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] Shareholders [Member]	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] IPO [Member]	Dec. 31, 2011 Hanting [Member] ADS [Member] USD ($)	Mar. 31, 2010 Hanting [Member] ADS [Member] USD ($)	Mar. 31, 2010 Hanting [Member] ADS [Member] IPO [Member]
Schedule of investments [Line Items]
Purchase of shares, shares purchased												7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share											$ 3.0625					$ 12.25
Purchase of shares, cost of share aggregate									$ 67,500,000	461,000,000
Purchase of shares, number aggregate									22,049,446	22,049,446						3,200,000
Percentage of equity interest purchased aggregate									9.00%	9.00%
Purchase of shares, closing price															$ 14.2
Fair value of available-for-sale investment	88,668,894	558,073,152	130,059,233	858,390,941	492,658,379	78,275,533	120,059,233	792,390,941
Increase in fair value of the investment credited to other comprehensive income					68,000,000